Average Annual Total Returns{- Fidelity Freedom Index 2020 Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-12 - Fidelity Freedom Index 2020 Fund	Institutional Premium Class Return Before Taxes Past 1 year	Institutional Premium Class Return Before Taxes Past 5 years	Institutional Premium Class Return Before Taxes Since Inception		Institutional Premium Class Return Before Taxes Inception Date	Institutional Premium Class After Taxes on Distributions Past 1 year	Institutional Premium Class After Taxes on Distributions Past 5 years	Institutional Premium Class After Taxes on Distributions Since Inception		Institutional Premium Class After Taxes on Distributions Inception Date	Institutional Premium Class After Taxes on Distributions and Sales Past 1 year	Institutional Premium Class After Taxes on Distributions and Sales Past 5 years	Institutional Premium Class After Taxes on Distributions and Sales Since Inception		Institutional Premium Class After Taxes on Distributions and Sales Inception Date	Premier Class Return Before Taxes Past 1 year	Premier Class Return Before Taxes Past 5 years	Premier Class Return Before Taxes Since Inception		Premier Class Return Before Taxes Inception Date	Past 1 year	Past 5 years	Since Inception		LB001 Past 1 year	LB001 Past 5 years	LB001 Since Inception		F1903 Past 1 year	F1903 Past 5 years	F1903 Since Inception
Total	8.39%	9.63%	7.78%	[1]	Jun. 24, 2015	7.47%	8.08%	6.42%	[1]	Jun. 24, 2015	5.24%	7.20%	5.77%	[1]	Jun. 24, 2015	8.49%		14.72%	[1]	Jun. 24, 2020	28.71%	18.47%	16.55%	[1]	(1.54%)	3.57%	3.26%	[1]	8.68%	9.75%	7.89%	[1]

[1]	(a)From June 24, 2015 for Institutional Premium Class and the Indices; and June 24, 2020 for Premier Class.